Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
OPERATING ACTIVITIES
Loss for the year	$ (7,097)	$ (4,426)
Items not involving cash:
Amortization	121	106
Change in fair value of warrants		39
Deferred income tax expense (benefit)	1,026	(131)
Equity pick up from Investment in Juanicipio	(2,214)	(1,884)
Share based payment expense	3,122	2,572
Unrealized foreign exchange (gain) loss	(738)	255
Accounts receivable	(201)	288
Prepaid expenses	(241)	58
Trade and other payables	8	(84)
Net cash used in operating activities	(6,214)	(3,207)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(4,873)	(3,230)
Investment in Juanicipio	(64,270)	(53,549)
Proceeds from disposition of equity securities	3,905
Purchase of equipment	(74)	(354)
Net cash used in investing activities	(65,312)	(57,133)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options	3,337	2,819
Issuance of common shares, net of share issue costs	89,164
Payment of lease obligation (principal)	(72)	(71)
Net cash provided by financing activities	92,429	2,748
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	745	(228)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,648	(57,820)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	72,360	130,180
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 94,008	$ 72,360